Property and Equipment, Net	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

5. Property and equipment, net

Property and equipment, net consisted of the following (in thousands):

	June 30,	December 31,
	2023	2022
Lab equipment	$9,454	$8,707
Leasehold improvements	9,311	8,929
Office equipment and computers	1,717	1,577
Fixtures and fittings	1,078	1,040
	21,560	20,253
Less: Accumulated depreciation	(10,611)	(7,854)
	$10,949	$12,399

Depreciation expense was $2.4 million and $2.0 million for the six months ended June 30, 2023 and 2022, respectively. Depreciation expense was $1.3 million and $0.9 million for the three months ended June 30, 2023 and 2022, respectively. For the year ended December 31, 2022, the Company recognized an impairment loss of $6.7 million in assets under construction primarily related to costs associated with the detailed design of a flexible GMP modular facility in west London. Due to challenging economic and market conditions, the Company has mothballed the construction of the facility and project.